INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2014
INCOME TAXES
Schedule of earnings before income taxes generated in jurisdictions

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(15,598,329)	(19,373,510)	(18,615,565)
PRC	85,778,881	49,586,482	65,782,659
Hong Kong	—	—	4,803
Earnings before income taxes	70,180,552	30,212,972	47,171,897

Schedule of income tax expense (benefit)

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
PRC
Current expense	13,189,414	10,226,537	9,312,545
Deferred expense (benefit)	1,149,668	(3,221,555)	(717,083)
Dividend withholding tax	—	—	11,300,000
Total income tax expense	14,339,082	7,004,982	19,895,462

Schedule of difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings before income taxes

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Computed “expected” income tax expense	17,545,138	7,553,243	11,792,976
Increase (decrease) in valuation allowance	(2,035,788)	(735,773)	737,572
Preferential income tax rate	(8,301,350)	(7,069,673)	(6,208,364)
Entities not subject to income tax	833,483	1,624,864	2,018,962
Non-deductible expenses
Entertainment	1,344,639	1,213,569	972,624
Share-based compensation	3,066,099	3,218,514	2,633,728
Bad debt loss	47,296	1,058,750	462,751
Impairment of ETS TOEIC license	—	—	3,002,364
Changes in tax rates	2,032,901	429,667	—
Tax rate differential	(53,254)	1,977,043	(4,213,407)
Dividend withholding tax	—	—	11,300,000
Additional deduction of research and development costs	(371,754)	(2,309,671)	(2,805,937)
Other	231,672	44,449	202,193
Actual income tax expense	14,339,082	7,004,982	19,895,462

Schedule of components of deferred income tax assets and liabilities

	March 31,
	2013	2014
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	2,876,488	4,644,352
Property and equipment, net	1,709,276	1,494,298
Allowance for doubtful accounts	1,592,868	1,172,108
Write-down of inventories	317,163	24,237
Accrued expenses and other payables	3,796,164	5,572,175
Total gross deferred income tax assets	10,291,959	12,907,170
Less: valuation allowance	(921,751)	(2,575,187)
Net deferred income tax assets	9,370,208	10,331,983
Deferred income tax liabilities:
Customer relationships	195,452	179,202
Training platform	—	96,869
Contract in progress	—	164,073
Total gross deferred income tax liabilities	195,452	440,144
Net deferred income tax assets	9,174,756	9,891,839

Schedule of current and non-current deferred income tax assets and liabilities

	March 31,
	2013	2014
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	7,524,161	8,429,138
Non-current deferred income tax assets, included in other assets	1,709,276	1,462,701
Non-current deferred income tax liabilities	(58,681)	—
Net deferred income tax assets	9,174,756	9,891,839

Summary of movements of the valuation allowance

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB

Balance at the beginning of the year	3,693,312	1,657,524	921,751
Additions from Xing Wei Group acquisition	—	—	915,864
Additions of valuation allowance excluding acquisition	—	—	737,572
Reduction of valuation allowance	(2,035,788)	(735,773)	—
Balance at the end of the year	1,657,524	921,751	2,575,187